Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares par value (in New Shekels per share)	₪ 1.5	₪ 1.5
Ordinary shares, shares authorized	30,000,000	30,000,000
Ordinary shares, shares issued	6,963,838	5,670,829
Ordinary shares, shares outstanding	6,963,838	5,670,829